LOANS PAYABLE	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Loans Payable [Abstract]
NOTE 4 - LOANS PAYABLE

As of February 29, 2012, the Company received a loan of $23,580 (CDN $25,000) (November 30, 2011 - $23,580) from a third party for the purposes of funding its operations.  The loan has no set date for repayment, is non-interest bearing, unsecured and is payable on demand.

On January 15, 2010, the Company received a loan of $12,100 plus accrued interest of $1,216 from a third party for the purpose of funding its operations.  The loan has no set date for repayment, bears interest of 4% per annum, is unsecured and is payable on demand.

As of November 30, 2011, the Company received a loan of $23,580 (CDN $25,000) (November 30, 2010 - $23,580) from a third party for the purposes of funding its operations.  The loan has no set date for repayment, is non-interest bearing, unsecured and is payable on demand.

On January 15, 2010, the Company received a loan of $12,100 plus accrued interest of $853 from a third party for the purpose of funding its operations.  The loan has no set date for repayment, bears interest of 4% per annum, is unsecured and is payable on demand.